Business Combination - Additional Information (Details) - JPY (¥) ¥ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition
Gain from bargain purchases		¥ 1,014	¥ 1,624		¥ 6,487
Revenues		2,127,479	1,356,277	¥ 3,341,617	3,908,264
Net loss		(521,770)	¥ (442,971)	(539,170)	17,335
Amount of intangibles acquired				102,875	75,262
Minimum
Business Acquisition
Royalty rate of fair value measurements for unobservable inputs (as a percent)	1.20%
Discount rate of fair value measurements for unobservable inputs (as a percent)	11.30%
Maximum
Business Acquisition
Royalty rate of fair value measurements for unobservable inputs (as a percent)	2.50%
Discount rate of fair value measurements for unobservable inputs (as a percent)	14.00%
Reacquired franchise rights
Business Acquisition
Amount of intangibles acquired				¥ 17,973	9,802
Reacquired franchise rights | Minimum
Business Acquisition
Useful life				1 year
Reacquired franchise rights | Maximum
Business Acquisition
Useful life				5 years
SAWAN CO. LTD. ("SAWAN")
Business Acquisition
Acquisition related costs		12,000
Revenues		73,706
Net loss		4,483
Relaxation Salons
Business Acquisition
Gain from bargain purchases		1,014		¥ 0	6,487
Revenues		80,215		375,148	799,788
Net loss		¥ (10,354)		(26,595)	107,145
Relaxation Salons | Reacquired franchise rights
Business Acquisition
Amount of franchise rights reacquired				¥ 12,690	¥ 6,519
Useful life of reacquired franchise rights				3 years